Tax - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (906)	$ (1,086)	$ (232)
Deferred income tax benefit	492	246	93
Total income tax expense	$ (414)	$ (840)	$ (139)